Quarterly portfolio holdings
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
July 31, 2026
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Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 99.9%		$6,004,867,091
(Cost $4,135,730,082)
Communication services 13.9%		833,194,840
Entertainment 2.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,637,068	160,645,483
Interactive media and services 11.2%
Alphabet, Inc., Class A	1,317,765	469,295,649
Meta Platforms, Inc., Class A	365,098	203,253,708
Consumer discretionary 15.2%		911,885,010
Automobile components 0.2%
Mobileye Global, Inc., Class A (A)	1,303,553	10,350,211
Automobiles 3.0%
Ferrari NV	330,095	130,014,518
Tesla, Inc. (A)	157,661	49,065,680
Broadline retail 8.6%
Amazon.com, Inc. (A)	1,909,043	518,457,896
Hotels, restaurants and leisure 0.7%
Las Vegas Sands Corp.	851,544	41,631,986
Household durables 2.7%
Lennar Corp., Class A	1,971,642	162,364,719
Consumer staples 0.7%		43,403,185
Consumer staples distribution and retail 0.7%
Sysco Corp.	509,188	43,403,185
Energy 3.1%		184,796,571
Oil, gas and consumable fuels 3.1%
Cheniere Energy, Inc.	701,129	184,796,571
Financials 13.2%		794,382,462
Capital markets 9.4%
KKR & Company, Inc.	2,684,109	272,249,176
Nasdaq, Inc.	1,921,520	180,987,969
S&P Global, Inc.	130,977	53,953,356
The Blackstone Group, Inc.	481,447	61,504,854
Financial services 1.9%
Visa, Inc., Class A	308,948	113,115,131
Insurance 1.9%
Arthur J. Gallagher & Company	451,335	112,571,976
Health care 11.4%		685,096,668
Biotechnology 0.9%
Alnylam Pharmaceuticals, Inc. (A)	254,218	52,246,883
Health care equipment and supplies 0.9%
GE HealthCare Technologies, Inc.	782,839	53,248,709
Health care providers and services 5.6%
Elevance Health, Inc.	296,383	111,392,587
McKesson Corp.	132,391	113,351,850
UnitedHealth Group, Inc.	270,290	112,008,176
Life sciences tools and services 3.5%
Danaher Corp.	515,245	100,462,470
Thermo Fisher Scientific, Inc.	196,041	112,586,346
Pharmaceuticals 0.5%
GSK PLC, ADR	576,507	29,799,647
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 8.3%		$498,615,480
Aerospace and defense 3.4%
Lockheed Martin Corp.	92,647	53,989,113
TransDigm Group, Inc.	119,902	150,402,671
Ground transportation 1.7%
Uber Technologies, Inc. (A)	1,449,460	101,984,006
Machinery 0.8%
Fortive Corp.	767,198	45,425,794
Trading companies and distributors 2.4%
United Rentals, Inc.	136,032	146,813,896
Information technology 29.8%		1,792,602,881
IT services 0.7%
Accenture PLC, Class A	246,422	40,886,338
Semiconductors and semiconductor equipment 11.6%
Broadcom, Inc.	667,345	259,784,062
KLA Corp.	479,428	87,649,027
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	605,806	244,897,076
Texas Instruments, Inc.	391,781	108,029,693
Software 15.0%
Adobe, Inc. (A)	128,889	32,275,094
Autodesk, Inc. (A)	156,845	36,733,099
Intuit, Inc.	259,515	82,024,906
Microsoft Corp.	1,047,468	486,779,329
Salesforce, Inc.	740,318	136,233,318
Synopsys, Inc. (A)	157,083	61,067,587
Workday, Inc., Class A (A)	419,617	67,281,390
Technology hardware, storage and peripherals 2.5%
Apple, Inc.	482,218	148,961,962
Materials 2.3%		141,014,290
Construction materials 2.3%
Vulcan Materials Company	525,056	141,014,290
Real estate 2.0%		119,875,704
Specialized REITs 2.0%
American Tower Corp.	291,826	50,590,955
Crown Castle, Inc.	618,790	47,213,677
Millrose Properties, Inc., Class A	788,816	22,071,072

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2%				$9,768,073
(Cost $9,769,095)
U.S. Government Agency 0.2%				9,768,073
Federal Agricultural Mortgage Corp. Discount Note	3.510	08-03-26	9,771,000	9,768,073

Total investments (Cost $4,145,499,177) 100.1%	$6,014,635,164
Other assets and liabilities, net (0.1%)	(3,080,811)
Total net assets 100.0%	$6,011,554,353

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$6,004,867,091	$6,004,867,091	—	—
Short-term investments	9,768,073	—	$9,768,073	—
Total investments in securities	$6,014,635,164	$6,004,867,091	$9,768,073	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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